Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Erayak Power Solution Group Inc.
Trading Symbol	RAYA
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001825875
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41568
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 528, 4th Avenue
Entity Address, Address Line Two	Binhai Industrial Park
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
City Area Code	+86
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6706
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, TX
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 528, 4th Avenue
Entity Address, Address Line Two	Binhai Industrial Park
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
City Area Code	+86
Local Phone Number	0571-82651956
Contact Personnel Name	Lingyi Kong
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	11,450,000
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,000,000